OTHER ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Above market value of in-place leases [Member]	Dec. 31, 2011 Above market value of in-place leases [Member]	Dec. 31, 2012 Currency translation adjustment [Member]	Dec. 31, 2011 Currency translation adjustment [Member]	Dec. 31, 2009 Lease Contracts Switzerland Property [Member]	Dec. 31, 2011 Lease Contracts Geneva Property [Member]
Cost:
Cost, beginning	$ 1,832	$ 718		$ 1,784	$ 659	$ 48	$ 59	$ 410	$ 1,102
Additions	50	1,114			1,125	50	(11)
Cost, ending	1,882	1,832	718	1,784	1,784	98	48	410	1,102
Accumulated depreciation:
Accumulated depreciation, beginning	320	166		316	154	4	12
Depreciation charge for the year	170	154		158	162	12	(8)
Accumulated depreciation, ending	490	320	166	474	316	16	4
Other assets, net:
Other assets, net	1,392	1,512		1,310	1,468	82	44
Amortization expense	158	162	132
Future amortization expense:
2013	282
2014	439
2015	235
2016	224
2017 and thereafter	212
Total future amortization expense	$ 1,392